REVERSE TAKEOVER TRANSACTION (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Purchase Price Consideration Paid
Purchase Price Consideration Paid
Estimated fair value of shares issued (i)	$1,865,356
Estimated fair value of options issued (ii)	16,030
$1,881,386

Schedule Of Net Assets Acquired
Cash	$226,213
Trade Receivables	37,492
Amounts receivable	181,606
Prepaids	77,320
Reclamation deposits	336,710
Other investments	62,635
Accounts payable and accruals	(342,520)
Loan	(40,000)
Reclamation provision	(317,625)
Common shares to be issued	(157,985)

63,846

Excess of purchase price over fair value	1,817,540
of assets acquired (expensed)
$1,881,386